SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 76,178	$ 58,496	$ 72,782
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	63,412	47,953	63,481
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,766	10,543	9,301
Sale of Heavy Equipment and Parts [Member]
Disaggregation of Revenue [Line Items]
Total revenue	61,234	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	61,234	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Engineering Consultancy Service Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,178	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,178	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,766	10,543	9,301
Rental Income [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Rental Income [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,766	$ 10,543	$ 9,301